Note 14 - Financial Assets and Liabilities - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Financial assets		$ 311,482	$ 145,973
Financial liabilities		71,409	48,277
Current financial liabilities		19,125	13,040
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liabilities		71,409	47,533
Current financial liabilities		38,753	25,454
Financial liabilities at amortised cost, category [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Financial liabilities		13,508	8,972
Financial liabilities at amortised cost, category [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Financial liabilities		19,148	13,107
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liabilities		0	744
Financial liabilities at fair value through profit or loss, category [member] | Equity derivatives [member]
Statement Line Items [Line Items]
Financial liabilities	[1]	0	744
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Non-current receivables	[2]	1,980	1,490
Financial assets		64,382	41,973
Financial assets at amortised cost, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets		43,864	28,809
Financial assets at amortised cost, category [member] | Other receivables [member]
Statement Line Items [Line Items]
Current financial assets		18,538	11,674
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets		247,100	104,000
Financial assets at fair value through profit or loss, category [member] | Unlisted preferred and ordinary shares [member]
Statement Line Items [Line Items]
Financial assets	[3]	168,965	104,000
Financial assets at fair value through profit or loss, category [member] | Listed equity instruments [member[
Statement Line Items [Line Items]
Financial assets	[1]	$ 78,135	$ 0

[1]	In the Statement of Financial Position, investments in listed equity securities are presented as marketable securities while equity derivative liabilities are presented as other current liabilities, as specified in Note 16.
[2]	Non-current receivables are presented as part of non-current financial assets in the Statement of Financial Position.
[3]	In 2021, Opera held investments in preferred and ordinary shares in OPay, preferred shares in Star X, and ordinary shares in Fjord Bank, all of which are unlisted and measured at fair value through profit or loss. In the Statement of Financial Position as of year-end 2021, the carrying amount of the shares in OPay and Star X were presented as part of assets held for sale, while the investment in Fjord Bank was presented as part of non-current financial assets. In 2020, OPay and Star X were classified as associates and the carrying amounts of the investments were presented as part of investments in associates and joint ventures. Changes in the fair value of unlisted equity investment are presented as fair value gain on investments in the Statement of Operations. See Note 12 for more information.